Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Advertising and promotion expense	$ 3,563,900	$ 5,195,120	$ 3,679,000
Impairment charge	0	0	0
Carrying value of inventory	$ 1,700,000	$ 2,200,000